CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Shareholders' deficit attributable to Phoenix Tree Holdings Limited USD ($)	Shareholders' deficit attributable to Phoenix Tree Holdings Limited CNY (¥)	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Deficit USD ($)	Accumulated Deficit CNY (¥)	Non-controlling Interest USD ($)	Non-controlling Interest CNY (¥)	USD ($)	CNY (¥)
Balance, beginning of period at Dec. 31, 2016		¥ (91,431)		¥ 35			¥ (360)		¥ (91,106)				¥ (91,431)
Shares outstanding, beginning of period at Dec. 31, 2016 | shares			300,000,000	300,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(271,524)							(271,524)				(271,524)
Cancellation of restricted shares forfeited | shares			(75,000,000)	(75,000,000)
Share-based compensation		8,569			¥ 8,569								8,569
Share-based compensation (in shares) | shares			62,500,000	62,500,000
Foreign currency translation adjustment, net of nil income taxes		1,777					1,777						1,777
Unrealized holding gains on availableforsale security, net of income taxes of RMB112		337					337						337
Accretion and modification of redeemable convertible preferred shares		(14,123)			(8,569)				(5,554)				(14,123)
Balance, end of period at Dec. 31, 2017		(366,395)		¥ 35			1,754		(368,184)				(366,395)
Shares outstanding, end of period at Dec. 31, 2017 | shares			287,500,000	287,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(1,365,615)							(1,365,615)		¥ (4,134)		(1,369,749)
Share-based compensation		5,808			5,808								5,808
Foreign currency translation adjustment, net of nil income taxes		(4,478)					(4,478)						(4,478)
Reclassification adjustment for gain on available for sale securities, net of income taxes of RMB112		(337)					(337)						(337)
Accretion and modification of redeemable convertible preferred shares		(111,132)			(5,808)				(105,324)				(111,132)
Balance, end of period at Dec. 31, 2018		(1,842,149)		¥ 35			(3,061)		(1,839,123)		(4,134)		(1,846,283)
Shares outstanding, end of period at Dec. 31, 2018 | shares			287,500,000	287,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(3,434,832)							(3,434,832)		(2,380)	$ (493,725)	(3,437,212)
Share-based compensation		5,551			5,551								5,551
Cash contributed by non-controlling interest											500		500
Foreign currency translation adjustment, net of nil income taxes		(54,791)					(54,791)					(7,870)	(54,791)
Repurchase of share		(46,510)							(46,510)				(46,510)
Repurchase of shares (in shares) | shares			(6,210,000)	(6,210,000)
Acquisition of subsidiaries											344		344
Accretion and modification of redeemable convertible preferred shares		(348,756)			¥ (5,551)				(343,205)				(348,756)
Balance, end of period at Dec. 31, 2019	$ (821,840)	¥ (5,721,487)	$ 5	¥ 35		$ (8,310)	¥ (57,852)	$ (813,535)	¥ (5,663,670)	$ (814)	¥ (5,670)	$ (822,654)	¥ (5,727,157)
Shares outstanding, end of period at Dec. 31, 2019 | shares			281,290,000	281,290,000